Pension and other benefits (Tables)	12 Months Ended
Dec. 31, 2012
Net Periodic Benefit Cost for DB Pension Plans and Other Benefits

The elements of net periodic benefit cost for DB pension plans and other benefits recognized in the year included the following components:

	Pensions			Other benefits
(in millions of Canadian dollars)	2012	2011	2010	2012	2011	2010

Current service cost (benefits earned by employees in the year)	$131	$105	$86	$19	$17	$16
Interest cost on benefit obligation	452	460	464	24	26	28
Expected return on fund assets	(752)	(674)	(598)	–	(1)	(1)
Recognized net actuarial loss	208	142	71	3	8	2
Amortization of prior service costs	2	13	13	–	(1)	(2)

Net periodic benefit cost	$41	$46	$36	$46	$49	$43

Information About DB Pension Plans and Other Benefits

Information about the Company’s DB pension plans and other benefits, in aggregate, is as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2012	2011	2012	2011

Change in projected benefit obligation:
Benefit obligation at January 1	$10,099	$8,984	$536	$494
Current service cost	131	105	19	17
Interest cost	452	460	24	26
Employee contributions	58	60	–	–
Benefits paid	(525)	(471)	(35)	(35)
Foreign currency changes	(4)	3	(1)	–
Plan amendments and other	(11)	(3)	–	7
Actuarial loss	447	961	(8)	27

Projected benefit obligation at December 31	$10,647	$10,099	$535	$536

Change in fund assets:
Fair value of fund assets at January 1	$9,215	$8,310	$11	$11
Actual return on fund assets	916	621	(1)	–
Employer contributions	102	693	34	35
Employee contributions	58	60	–	–
Benefits paid	(525)	(471)	(35)	(35)
Foreign currency changes	(3)	2	–	–

Fair value of fund assets at December 31	$9,763	$9,215	$9	$11

Funded status – plan deficit	$(884)	$(884)	$(526)	$(525)

Amounts Recognized in the Company's Consolidated Balance Sheet

Amounts recognized in the Company’s Consolidated Balance Sheet are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2012	2011	2012	2011

Accounts payable and accrued liabilities	$8	$–	$36	$37
Pension and other benefit liabilities	876	884	490	488

Total amount recognized	$884	$884	$526	$525

Amounts Recognized in Accumulated Other Comprehensive Loss

Amounts recognized in accumulated other comprehensive loss are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2012	2011	2012	2011

Net actuarial loss:
Other than deferred investment losses	$3,761	$3,063	$108	$119
Deferred investment losses	40	665	–	–
Prior service cost	(11)	1	5	4
Deferred income tax	(1,045)	(1,030)	(30)	(34)

Total	$2,745	$2,699	$83	$89

Actuarial Assumptions Used Were Approximately

Weighted-average actuarial assumptions used were approximately:

(percentages)	2012		2011		2010

Benefit obligation at December 31:
Discount rate	4.28		4.55		5.20
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	8.00	(1)	8.00	(1)	8.00	(2)
Benefit cost for year ended December 31:
Discount rate	4.55		5.20		5.90
Expected rate of return on fund assets	7.75		7.75		7.75
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	8.00	(1)	8.00	(2)	8.50	(2)

(1) The health care cost trend rate is assumed to be 8.0% in 2013 (8.0% in 2012), and then decreasing by 0.5% per year to an ultimate rate of 5.0% per year in 2019 and thereafter.

(2) The health care cost trend rate was previously projected to decrease by 0.5% per year to approximately 5.0% per year in 2017.

Summary of Impact of One-percentage Point Change in Assumed Health Care Cost Trend Rates

A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

(in millions of Canadian dollars) Favourable (unfavourable)	One percentage point increase	One percentage point decrease

Effect on the total of service and interest costs	(1)	1
Effect on post-retirement benefit obligation	(8)	8

Summary of Pension Plan Asset Allocation and Current Weighted Average Policy Range

The Company’s pension plan asset allocation, the current weighted average asset allocation targets and the current weighted average policy range for each major asset class, were as follows:

	Current asset allocation target	Current policy range	Percentage of plan assets at December 31
Asset allocation (percentage)			2012	2011

Public equity securities	45.7	30 – 51	45.9	40.1
Debt securities	42.3	39 – 53	42.7	49.2
Real estate and infrastructure	12.0	10 – 17	11.4	10.7

Total			100.0	100.0

Summary of Defined Benefit Pension Plan Assets at Fair Value

The following is a summary of the assets of the Company’s defined benefit pension plans at fair values at December 31, 2012 and a comparative summary at December 31, 2011:

(in millions of Canadian dollars) December 31, 2012	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Cash and cash equivalents	$70	$7	$–	$77
Government bonds(1)	–	2,810	–	2,810
Corporate bonds(1)	–	1,249	–	1,249
Mortgages(1)	–	34	–	34
Public equities
• Canada	1,130	28	–	1,158
• U.S. and international	3,316	13	–	3,329
Real estate(2)	–	–	779	779
Infrastructure(2)	–	–	333	333
Derivative liabilities(3)	–	(6)	–	(6)

	$4,516	$4,135	$1,112	$9,763

December 31, 2011
Cash and cash equivalents	$48	$299	$–	$347
Government bonds(1)	–	2,839	–	2,839
Corporate bonds(1)	–	1,264	–	1,264
Mortgages(1)	–	18	4	22
Public equities
• Canada	882	81	–	963
• U.S. and international	2,310	30	–	2,340
Real estate(2)	–	–	691	691
Infrastructure(2)	–	–	294	294
Derivative assets(3)	–	455	–	455

	$3,240	$4,986	$989	$9,215

(1) Government & Corporate Bonds:

Fair values for bonds are based on market prices supplied by external vendors. When a market price is not available from independent sources, the bonds are valued at the last available price.

Mortgages: The fair value measurement of $34 million (2011 – $18 million) of mortgages categorized as Level 2 is based on current market yields of financial instruments of similar maturity, coupon and risk factors.

(2) Real Estate:

The fair value of real estate investments of $779 million (2011 – $691 million) is based on property appraisals which use a number of approaches that typically include a discounted cash flow analysis, a direct capitalization income method and/or a direct comparison approach. Appraisals of real estate investments are generally performed semi-annually by qualified external accredited appraisers.

Infrastructure:

Infrastructure fund values of $333 million (2011 – $294 million) are based on the fair value of the fund assets as calculated by the fund manager, generally using a discounted cash flow analysis that takes into account current market conditions and recent sales transactions where practical and appropriate.

(3) The Company’s pension funds may utilize the following derivative instruments: equity futures to replicate equity index returns (Level 2); currency forwards to partially hedge foreign currency exposures (Level 2); bond forwards to reduce asset/liability interest rate risk exposures (Level 2); interest rate swaps to manage duration and interest rate risk (Level 2); credit default swaps to manage credit risk (Level 2); and options to manage interest rate risk and volatility (Level 2). At December 31, 2012 the pension funds’ utilization of derivatives was primarily currency forwards.

Summary of Defined Benefit Pension Plan Assets Measured at Fair Value Using Unobservable Inputs

During 2011 and 2012 the portion of the assets of the Company’s defined benefit pension plans measured at fair value using unobservable inputs (Level 3) changed as follows:

(in millions of Canadian dollars)	Mortgages	Real estate	Infrastructure	Total

As at January 1, 2011	$5	$620	$254	$879
Contributions	–	7	17	24
Disbursements	(2)	(10)	–	(12)
Net realized gains	–	4	–	4
Increase in net unrealized gains	1	70	23	94

As at December 31, 2011	$4	$691	$294	$989
Contributions	–	39	27	66
Disbursements	(1)	(36)	–	(37)
Net transfer out of Level 3	(3)	–	–	(3)
Net realized gains	–	19	–	19
Increase in net unrealized gains	–	66	12	78

As at December 31, 2012	$–	$779	$333	$1,112

Summary of Estimated Future Pension and Other Post-retirement Benefit Payments

The estimated future defined benefit pension and other benefit payments to be paid by the plans for each of the next five years and the subsequent five-year period are as follows:

(in millions of Canadian dollars)	Pensions	Other benefits

2013	$477	$38
2014	499	37
2015	517	37
2016	536	37
2017	556	37
2018 – 2022	3,041	178